STATEMENTS OF NET ASSETS AVAILABLE FOR PLAN BENEFITS - EBP, PR - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value
Total investments, at fair value	$ 420,531	$ 393,110
Receivables
Company contributions	1,459	1,366
Notes receivable from participants	1,123	1,226
Interest and other	233	221
Total receivables	2,815	2,813
Total assets	423,346	395,923
Liabilities
Investment management fees payable	37	85
Total liabilities	37	85
Net assets available for plan benefits	423,309	395,838
Pfizer Inc. common stock
Investments, at fair value
Total investments, at fair value	37,889	41,341
Common/collective trust funds
Investments, at fair value
Total investments, at fair value	337,363	305,953
Mutual funds
Investments, at fair value
Total investments, at fair value	13,239	15,540
Separate account
Investments, at fair value
Total investments, at fair value	$ 32,040	$ 30,276